Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.90%
Communication services: 0.49%
Interactive media & services: 0.49%
EverQuote, Inc. Class A†	54,800	$1,429,732
Consumer discretionary: 12.75%
Automobile components: 1.63%
Modine Manufacturing Co.†	40,432	4,757,229
Diversified consumer services: 2.71%
Bright Horizons Family Solutions, Inc.†	41,160	4,949,490
Duolingo, Inc.†	17,086	2,937,767
		7,887,257
Hotels, restaurants & leisure: 3.60%
Dutch Bros, Inc. Class A†	115,232	4,407,624
First Watch Restaurant Group, Inc.†	145,610	2,369,075
Sweetgreen, Inc. Class A†	79,200	2,176,416
Wingstop, Inc.	4,104	1,534,403
		10,487,518
Household durables: 1.37%
Taylor Morrison Home Corp.†	59,500	3,991,260
Specialty retail: 3.44%
Boot Barn Holdings, Inc.†	49,498	6,606,993
Wayfair, Inc. Class A†	63,000	3,429,090
		10,036,083
Consumer staples: 6.10%
Consumer staples distribution & retail : 0.52%
Chefs’ Warehouse, Inc.†	36,359	1,512,171
Food products: 1.59%
Freshpet, Inc.†	38,035	4,628,859
Personal care products: 3.99%
BellRing Brands, Inc.†	119,651	6,135,703
e.l.f. Beauty, Inc.†	31,846	5,495,983
		11,631,686
Financials: 4.55%
Insurance: 4.55%
Kinsale Capital Group, Inc.	9,883	4,517,223
Palomar Holdings, Inc.†	42,600	3,919,626
Skyward Specialty Insurance Group, Inc.†	122,000	4,827,540
		13,264,389
Health care: 23.84%
Biotechnology: 6.28%
Cytokinetics, Inc.†	26,700	1,575,567
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Krystal Biotech, Inc.†	17,933	$3,738,313
Natera, Inc.†	13,400	1,372,026
Soleno Therapeutics, Inc.†	44,346	2,138,808
Twist Bioscience Corp.†	26,300	1,467,803
Vaxcyte, Inc.†	24,406	1,925,389
Vericel Corp.†	120,251	6,075,081
		18,292,987
Health care equipment & supplies: 9.05%
Glaukos Corp.†	57,154	6,696,734
Inspire Medical Systems, Inc.†	6,900	973,245
iRhythm Technologies, Inc.†	27,800	2,397,750
PROCEPT BioRobotics Corp.†	59,354	3,758,295
RxSight, Inc.†	58,215	2,664,501
TransMedics Group, Inc.†	69,485	9,884,936
		26,375,461
Health care providers & services: 6.18%
Ensign Group, Inc.	13,139	1,849,314
HealthEquity, Inc.†	52,674	4,133,856
PACS Group, Inc.†	84,418	3,022,164
RadNet, Inc.†	150,764	9,008,149
		18,013,483
Pharmaceuticals: 2.33%
Corcept Therapeutics, Inc.†	33,900	1,310,913
Ligand Pharmaceuticals, Inc.†	32,585	3,551,439
Structure Therapeutics, Inc. ADR†	15,441	577,339
Tarsus Pharmaceuticals, Inc.†	55,704	1,353,050
		6,792,741
Industrials: 26.04%
Aerospace & defense: 1.94%
AAR Corp.†	62,800	4,056,880
AeroVironment, Inc.†	8,917	1,592,041
		5,648,921
Building products: 2.28%
AAON, Inc.	33,800	2,992,314
AZEK Co., Inc.†	81,392	3,653,687
		6,646,001
Commercial services & supplies: 5.86%
ACV Auctions, Inc. Class A†	156,900	2,679,852
Casella Waste Systems, Inc. Class A†	84,085	8,707,843
CECO Environmental Corp.†	114,900	3,355,080
Cimpress PLC†	9,554	871,993
Tetra Tech, Inc.	6,900	1,471,356
		17,086,124
See accompanying notes to portfolio of investments
2 | Allspring Emerging Growth Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Construction & engineering: 4.67%
Comfort Systems USA, Inc.	19,093	$6,346,895
Construction Partners, Inc. Class A†	46,817	3,026,719
Sterling Infrastructure, Inc.†	36,495	4,246,559
		13,620,173
Electrical equipment: 0.49%
American Superconductor Corp.†	58,800	1,420,608
Ground transportation: 0.92%
Saia, Inc.†	6,416	2,680,926
Machinery: 3.09%
Esab Corp.	22,500	2,286,000
ESCO Technologies, Inc.	9,291	1,142,421
SPX Technologies, Inc.†	37,733	5,567,127
		8,995,548
Marine transportation: 1.02%
Kirby Corp.†	24,300	2,985,984
Professional services: 2.76%
ICF International, Inc.	20,100	2,956,710
Parsons Corp.†	55,600	5,080,172
		8,036,882
Trading companies & distributors: 3.01%
Applied Industrial Technologies, Inc.	28,307	6,176,304
SiteOne Landscape Supply, Inc.†	17,722	2,599,463
		8,775,767
Information technology: 24.90%
Electronic equipment, instruments & components: 3.92%
Celestica, Inc.†	55,100	2,889,444
Fabrinet†	16,932	3,734,522
Novanta, Inc.†	26,568	4,813,590
		11,437,556
IT services: 1.86%
Globant SA†	11,395	2,218,721
Wix.com Ltd.†	20,503	3,196,930
		5,415,651
Semiconductors & semiconductor equipment: 3.56%
ACM Research, Inc. Class A†	82,522	1,481,270
Allegro MicroSystems, Inc.†	154,465	3,713,339
Credo Technology Group Holding Ltd.†	50,760	1,408,590
Onto Innovation, Inc.†	19,640	3,757,132
		10,360,331
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Software: 15.56%
Appfolio, Inc. Class A†	3,300	$730,884
Braze, Inc. Class A†	73,384	3,233,299
CCC Intelligent Solutions Holdings, Inc.†	260,600	2,673,756
Clearwater Analytics Holdings, Inc. Class A†	225,665	4,411,751
CyberArk Software Ltd.†	32,665	8,374,653
Descartes Systems Group, Inc.†	49,333	5,014,699
JFrog Ltd.†	146,206	5,637,703
Silvaco Group, Inc.†	63,582	1,080,258
Sprout Social, Inc. Class A†	33,856	1,322,754
SPS Commerce, Inc.†	34,681	7,470,981
Varonis Systems, Inc.†	98,145	5,410,734
		45,361,472
Materials: 1.23%
Metals & mining: 1.23%
ATI, Inc.†	53,004	3,588,901
Total common stocks (Cost $197,952,125)		291,161,701

		Yield
Short-term investments: 0.00%
Investment companies: 0.00%
Allspring Government Money Market Fund Select Class♠∞		5.25%	10,766	10,766
Total short-term investments (Cost $10,766)				10,766
Total investments in securities (Cost $197,962,891)	99.90%			291,172,467
Other assets and liabilities, net	0.10			294,208
Total net assets	100.00%			$291,466,675

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,982,153	$24,944,993	$(29,916,380)	$0	$0	$10,766	10,766	$41,067
See accompanying notes to portfolio of investments
4 | Allspring Emerging Growth Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,429,732	$0	$0	$1,429,732
Consumer discretionary	37,159,347	0	0	37,159,347
Consumer staples	17,772,716	0	0	17,772,716
Financials	13,264,389	0	0	13,264,389
Health care	69,474,672	0	0	69,474,672
Industrials	75,896,934	0	0	75,896,934
Information technology	72,575,010	0	0	72,575,010
Materials	3,588,901	0	0	3,588,901
Short-term investments
Investment companies	10,766	0	0	10,766
Total assets	$291,172,467	$0	$0	$291,172,467
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Emerging Growth Portfolio | 5